Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Jan. 02, 2016		Jan. 03, 2015		Dec. 28, 2013
Condensed Statement of Income Captions [Line Items]
Net earnings		$ 123.2		$ 133.9		$ 101.0
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(31.8)		(18.5)		(5.4)
Net actuarial gain (loss) arising during the period, net of taxes of $8.2, $(19.6) and $33.1		15.2		(36.3)		61.4
Amortization of prior actuarial losses, net of taxes of $7.3, $2.6 and $10.7		13.5		4.8		19.7
Amortization of prior service cost		0.1		0.1		0.1
Settlement gain included in net income, net of taxes of $0, $(0.3) and $0		0.0		(0.7)		0.0
Other comprehensive (loss) income		(8.0)		(41.4)		78.3
Other comprehensive income (loss) attributable to noncontrolling interest		(1.4)		(1.1)		(0.1)
Other comprehensive income (loss) attributable to Wolverine World Wide, Inc.		(6.6)	[1]	(40.3)	[1]	78.4
Comprehensive income		115.2		92.5		179.3
Less: comprehensive (loss) income attributable to noncontrolling interest		(1.0)		(0.3)		0.5
Comprehensive income attributable to Wolverine World Wide, Inc.		116.2		92.8		178.8
Foreign exchange contracts [Member]
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) arising during the period, net of tax		10.8		9.1		(0.4)
Reclassification adjustments into expense, net of tax		(13.0)		0.3		1.3
Other comprehensive income (loss) attributable to Wolverine World Wide, Inc.	[1]	(2.2)		9.4
Interest rate swap [Member]
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) arising during the period, net of tax		(4.2)		(0.2)		1.6
Reclassification adjustments into expense, net of tax		1.4		0.0		$ 0.0
Other comprehensive income (loss) attributable to Wolverine World Wide, Inc.	[1]	$ (2.8)		$ (0.2)

[1]	Other comprehensive income is reported net of taxes and noncontrolling interest.